02.28 Fidelity Index Funds Investor, Premium Combo PRO-05 | Fidelity® Total Market Index Fund
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Total Market Index Fund} - 02.28 Fidelity Index Funds Investor, Premium Combo PRO-05 - Fidelity® Total Market Index Fund		Fidelity Total Market Index Fund-Investor Class	Fidelity Total Market Index Fund-Premium Class
Management fee	[1]	0.015%	0.015%
Distribution and/or Service (12b-1) fees		none	none
Other expenses	[1]	0.075%	0.02%
Total annual operating expenses		0.09%	0.035%
[1]	Adjusted to reflect current fees.

Sell All Shares
Expense Example {- Fidelity® Total Market Index Fund} - 02.28 Fidelity Index Funds Investor, Premium Combo PRO-05 - Fidelity® Total Market Index Fund - USD ($)	Fidelity Total Market Index Fund-Investor Class	Fidelity Total Market Index Fund-Premium Class
1 year	$ 9	$ 4
3 years	29	11
5 years	51	20
10 years	$ 115	$ 45